Cover	Mar. 15, 2023
Cover [Abstract]
Entity Registrant Name	HEALTHCARE SOLUTIONS MANAGEMENT GROUP, INC.
Entity Central Index Key	0001418115
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 15, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-3767357
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-147367
Entity Address Address Line 1	3 School St, Suite 303
Entity Address City Or Town	Glen Cove
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11542
City Area Code	866
Local Phone Number	668-2188